Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 399,651,757	$ 294,360,689
Notes receivable from participants	7,025,006	5,836,444
Employee contributions receivable	592,930	0
Employer contributions receivable	521,666	0
Net assets available for benefits	407,791,359	300,197,133
Mutual funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	365,478,926	263,628,925
Collective investment trusts
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	13,371,452	12,160,293
Independent Bank Corp. common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	19,961,275	17,827,600
Self-directed brokerage account
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 840,104	$ 743,871